Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit plans
Vested benefit obligations	$ 648,383	$ 592,676
Unvested benefit obligations	726,268	611,788
Defined benefit obligation	1,374,651	1,204,464
Fair value of plan assets	420,403	431,982
Underfunded status of the plan assets	954,248	772,482
Post-employment benefit liability	954,248	772,482	$ 733,049
Pensions
Post-employment benefit plans
Vested benefit obligations	300,574	322,385
Unvested benefit obligations	286,472	239,811
Defined benefit obligation	587,046	562,196
Fair value of plan assets	374,381	389,703
Underfunded status of the plan assets	212,665	172,493
Post-employment benefit liability	212,665	172,493
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	347,809	270,291
Unvested benefit obligations	439,796	371,977
Defined benefit obligation	787,605	642,268
Fair value of plan assets	46,022	42,279
Underfunded status of the plan assets	741,583	599,989
Post-employment benefit liability	$ 741,583	$ 599,989